Scarborough Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated October 24, 2008,
To Current Prospectus Dated May 1, 2008

Effective October 24, 2008, the following subaccounts are added to the available subaccounts:

  AIM V.I. Global Real Estate
  AIM V.I. International Growth
  Janus Aspen Large Cap Growth
  Neuberger Berman AMT Socially Responsive
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  Rydex VT Energy Services
  SBL Large Cap Value
  SBL Mid Cap Value

The list of Subaccounts on the cover page and under "The Separate Account and the Underlying Funds," page 4, is updated to read as follows:

  AIM. V.I. Global Real Estate
  AIM V.I. International Growth
  Goldman Sachs Capital Growth
  Goldman Sachs VIT Structured Small Cap Equity
  Janus Aspen Large Cap Growth
  Neuberger Berman AMT Socially Responsive
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  Rydex VT Energy Services
  SBL All Cap Value
  SBL Global
  SBL Large Cap Value
  SBL Mid Cap Value
  T. Rowe Price Mid-Cap Growth

The second and third tables in the "Expense Table" section of the Prospectus are deleted in their entirety and replaced with the following:

	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses[1]	0.65%	1.58%
  Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$300	$918	$1,562	$3,290
If you do not surrender or you annuitized your Contract	300	918	1,562	3,290

The table under the "Frequent Transfer Restrictions" section of the Prospectus is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trip Transfers
Janus Aspen Large Cap Growth and T. Rowe Price Mid-Cap Growth	1[1]
AIM V.I. Global Real Estate, AIM V.I. International Growth, Goldman Sachs VIT Capital Growth, Goldman Sachs VIT Structured Small Cap Equity, Neuberger Berman AMT Socially Responsive, PIMCO VIT Real Return, PIMCO VIT Total Return, SBL All Cap Value, SBL Global, SBL Large Cap Value and SBL Mid Cap Value	4[2]
  Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

The table "Objectives for Underlying Funds" is revised to read the following for the new Underlying Fund:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
AIM V.I. Global Real Estate	Series I	Achieve high total return through growth of capital and current income.	Sub-adviser(s): AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.
AIM V.I. International Growth	Series I	To provide long-term growth of capital	Sub-adviser(s): AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.
Janus Aspen Large Cap Growth	Service	Seeks long-term growth of capital in a manner consistent with the preservation of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Neuberger Berman AMT Socially Responsive	Class S	Long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy	Neuberger Berman Management Inc. 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Investment Adviser) Neuberger Berman, LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Sub-Adviser)
PIMCO VIT Real Return	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Total Return	Administrative	Maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
Rydex VT Energy Services		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
SBL Large Cap Value		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Mid Cap Value		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001

Please Retain This Supplement For Future Reference